Recurring Fair Value Measurements (Details) - Schedule of carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities	6 Months Ended
Jun. 30, 2021 USD ($)
Marketable Securities [Line Items]
Carrying Value/ Amortized Cost	$ 345,033,929
Gross Unrealized Loss	(4,476)
Fair Value as of June 30, 2021	345,029,453
Amortization of Bond Discount	33,929
U.S. Money Market [Member]
Marketable Securities [Line Items]
Carrying Value/ Amortized Cost	268
Gross Unrealized Loss
Fair Value as of June 30, 2021	268
Amortization of Bond Discount
U.S. Treasury Securities [Member]
Marketable Securities [Line Items]
Carrying Value/ Amortized Cost	345,033,661
Gross Unrealized Loss	(4,476)
Fair Value as of June 30, 2021	345,029,185
Amortization of Bond Discount	$ 33,929